REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue recognition
Net revenue	¥ 5,738,972	¥ 4,122,405	¥ 2,792,077
Service revenue
Revenue recognition
Net revenue	5,716,868	4,094,571	2,759,490
Colocation services
Revenue recognition
Net revenue	4,710,923	3,261,745	2,104,259
Managed service and others
Revenue recognition
Net revenue	1,005,945	832,826	655,231
Equipment Sales
Revenue recognition
Net revenue	¥ 22,104	¥ 27,834	¥ 32,587